FINANCIAL RISK FACTORS - Currency Risk (Details) - Dec. 31, 2021	USD ($) $ / shares item	CAD ($) $ / shares item
Currency Risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of hedging agreements respect to foreign exchange rates | item	0	0
Cash and cash equivalents | Canadian dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value of financial instrument, financial assets		$ 52,084,128
Exchange rate | $ / shares	0.7825	0.7825
Cash and cash equivalents | Canadian dollar | Currency Risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of reasonably possible increase in risk assumption	1.00%	1.00%
Increase (decrease) in financial instrument due to reasonably possible increase in designated risk component	$ 407,558